Global X FTSE Colombia 20 ETF (Prospectus Summary): | Global X FTSE Colombia 20 ETF
Global X FTSE Colombia 20 ETF

GLOBAL X FUNDS

SUPPLEMENT DATED OCTOBER 3, 2012

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2012

This Supplement updates certain information contained in the above-dated Prospectus and Summary Prospectus for Global X Funds (“Trust”) regarding Global X FTSE Colombia 20 ETF (“Fund”), a series of the Trust.

Effective immediately, the following paragraph replaces the paragraph under “Principal Investment Strategies” on page 7 of the Prospectus and page 2 of the Summary Prospectus:

The Fund invests its total assets in securities of companies that are listed on the Colombian Stock Exchange as well as cash and cash equivalents. The Fund also invests at least 80% of its total assets in the securities of the Underlying Index and in ADRs and GDRs based on the securities in the Underlying Index. The Fund’s investment policies described above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE